Hodges Blue Chip 25 Fund
Hodges Blue Chip 25 Fund
Investment Objective
The Hodges Blue Chip 25 Fund (the “Blue Chip 25 Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.
Shareholder Fees	Hodges Blue Chip 25 Fund Retail Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses		Hodges Blue Chip 25 Fund Retail Class
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and/or Expense Reimbursement/Recoupment		(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	[1]	1.31%
[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2015. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the costs of investing in the Blue Chip 25 Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip 25 Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hodges Blue Chip 25 Fund Retail Class	133	565	1,022	2,291

Portfolio Turnover
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip 25 Fund’s performance.  During the most recent fiscal year, the Blue Chip 25 Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities.  The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  In addition, the Fund may invest in U.S. government securities and money market funds.  While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Fund’s portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales.  Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Performance
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.  The bar chart below illustrates how shares of the Blue Chip 25 Fund’s total returns have varied from year to year.  The table below illustrates how the Blue Chip 25 Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip 25 Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Blue Chip 25 Fund Calendar Year Total Returns as of December 31 Retail Class

The Blue Chip 25 Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2014 was 5.47%.
Highest Quarterly Return:	4Q, 2013	12.30%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Retail Class Shares
Average Annual Returns Hodges Blue Chip 25 Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	40.21%	14.24%	Sep. 10, 2009
After Taxes on Distributions Retail Class	Retail Class Shares Return After Taxes on Distributions	36.41%	13.23%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	25.18%	11.30%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	16.98%	Sep. 10, 2009

The Blue Chip 25 Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.